Material accounting policies (Details) - USD ($) $ in Thousands	3 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2024
Going concern [Abstract]
Loss after income tax	$ (51,707)	$ (5,301)
Cash flows from (used in) operating activities	(53,391)	(30,269)
Current assets	12,750		$ 401,389
Net assets	1,129,548		$ 1,097,351
Proceeds from sale of Bitcoin mined (restated)	$ 49,575	$ 34,144
Minimum
Going concern [Abstract]
Period to adequate cash reserves to enable to meet its obligations from date of approval	1 year